Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (46,560)	$ (14,716)	$ (32,504)	$ (32,319)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,540	2,596	5,546	10,214
Loss on disposal of property and equipment			705	2,372
Stock-based compensation	4,501	920	2,160	1,890
Accretion on carrying value of convertible notes	3,302	2,193	4,490	1,454
Amortization of debt issuance costs	1,544	84	338	102
Change in fair value of warrant liability	10,176		198	0
Deferred income tax liabilities	(23)	193	133	6
Loss on extinguishment of debt	2,277		171	0
Other				139
Changes in operating assets and liabilities:
Accounts receivable	(1,635)	(607)	(429)	(134)
Contract assets and deferred contract costs			(1,057)	(493)
Contract assets		(89)
Other current assets	(1,044)	(87)	400	(1,209)
Other long-term assets	151		(152)	72
Accounts payable	1,133	756	1,106	(1,006)
Accrued wages and benefits	153	126	987	(48)
Contract liabilities	2,862	5,360	3,159	863
Other accrued expenses	456	491	493	771
Other long-term liabilities	1,016	(52)	(517)	271
Net cash used in operating activities	(18,151)	(2,832)	(14,773)	(17,055)
Cash flows from investing activities
Purchase of property and equipment	(5,581)	(6,766)	(10,314)	(9,344)
Investment in intangible assets	(2)		(101)	(73)
Net cash used in investing activities	(5,583)	(6,766)	(10,415)	(9,417)
Cash flows from financing activities
Proceeds from long-term debt	70,000	1,709	30,937	0
Payments on long-term debt			(14,130)	(1,500)
Proceeds from issuance of convertible notes payable	20,000	225	550	42,334
Payments on redemption of long-term debt	(29,628)	(3,000)
Payment of debt issuance costs	(4,274)		(808)	(392)
Proceeds from exercise of stock options	673	2	75	46
Net cash provided by (used in) financing activities	56,771	(1,064)	16,624	40,488
Effect of foreign currency translation on cash, cash equivalent and restricted cash	403	318	19	(655)
Net increase (decrease) in cash, cash equivalents and restricted cash	33,440	(10,344)	(8,545)	13,361
Cash, cash equivalents and restricted cash
Beginning of period	15,986	24,531	24,531	11,170
End of period	49,426	14,187	15,986	24,531
Supplemental disclosure of cash flow information
Cash paid for interest	676	$ 584	1,501	1,734
Cash paid for income taxes	233		0	59
Noncash Investing and financing activities
Issuance of shares to FP (Note 6)	8,065
Capitalized merger costs not yet paid	2,203
Exercise of Series C preferred stock warrants	891
Property and equipment purchased but not yet paid			18
Issuance of stock warrants with long-term debt	$ 308		$ 4,154	$ 0